United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2019

Date of Reporting Period: Quarter ended 02/28/2019

Item 1.	Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
February 28, 2019 (unaudited)
Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—5.1%
		Basic Industry - Chemicals—0.1%
$135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$135,557
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	198,496
		TOTAL	334,053
		Basic Industry - Metals & Mining—0.0%
200,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	233,192
		Basic Industry - Paper—0.0%
250,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
		Capital Goods - Aerospace & Defense—0.2%
250,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	243,837
160,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	153,717
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	196,124
185,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	177,365
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	203,973
		TOTAL	975,016
		Capital Goods - Building Materials—0.0%
50,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	47,557
90,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	83,297
		TOTAL	130,854
		Capital Goods - Construction Machinery—0.0%
120,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	111,297
		Capital Goods - Diversified Manufacturing—0.1%
300,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	290,617
		Communications - Cable & Satellite—0.1%
190,000		Charter Communications Operating, LLC, 5.375%, 5/1/2047	180,435
200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	192,594
400,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	412,633
		TOTAL	785,662
		Communications - Media & Entertainment—0.1%
300,000		21st Century Fox America, Inc., 3.000%, 9/15/2022	299,595
165,000		CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	153,850
175,000		Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	166,761
65,000		Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	67,506
		TOTAL	687,712
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	265,166
140,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	140,162
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	199,733
130,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	130,509
		TOTAL	735,570
		Communications - Telecom Wirelines—0.1%
150,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	150,514
200,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	190,545
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	172,694

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$227,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	$221,513
	TOTAL	735,266
	Consumer Cyclical - Automotive—0.1%
250,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	218,219
120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	118,392
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	203,770
	TOTAL	540,381
	Consumer Cyclical - Retailers—0.0%
175,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	173,672
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	99,236
	TOTAL	272,908
	Consumer Cyclical - Services—0.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	202,086
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	246,627
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	200,624
200,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	201,590
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	77,214
	TOTAL	928,141
	Consumer Non-Cyclical - Food/Beverage—0.4%
200,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 144A, 4.900%, 2/1/2046	192,856
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	75,201
100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 144A, 5.085%, 5/25/2048	97,339
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	116,204
90,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	91,689
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	135,607
250,000	PepsiCo, Inc., 2.750%, 4/30/2025	246,401
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	123,392
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	310,765
1,000,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	969,560
	TOTAL	2,359,014
	Consumer Non-Cyclical - Health Care—0.0%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	203,497
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	201,177
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	200,252
2,500,000	Eli Lilly & Co., Sr. Unsecd. Note, 1.000%, 6/2/2022	2,922,756
90,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	90,117
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	166,563
	TOTAL	3,580,865
	Consumer Non-Cyclical - Products—0.0%
200,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	188,255
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	132,759
	Consumer Non-Cyclical - Tobacco—0.1%
125,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	124,997
190,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	173,829
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	104,505
	TOTAL	403,331

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.1%
$170,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	$181,824
200,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	200,863
200,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	207,912
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	197,407
		TOTAL	788,006
		Energy - Integrated—0.0%
70,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	70,036
		Energy - Midstream—0.1%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	312,323
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	227,109
200,000		ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	202,880
115,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	110,632
		TOTAL	852,944
		Energy - Oil Field Services—0.0%
95,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	95,466
		Financial Institution - Banking—0.6%
195,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	193,826
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 1/11/2023	301,141
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	501,312
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	197,048
65,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	65,380
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	197,585
270,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	262,919
270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	272,562
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	194,682
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	201,241
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	198,563
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	150,312
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	196,859
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	245,396
418,186	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	146,930
200,000		SunTrust Bank, Inc., Sub. Note, 3.300%, 5/15/2026	194,787
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	334,074
		TOTAL	3,854,617
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	83,271
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	195,469
		TOTAL	278,740
		Financial Institution - Finance Companies—0.1%
250,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	253,712
200,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	180,965
		TOTAL	434,677
		Financial Institution - Insurance - Health—0.0%
100,000		Halfmoon Parent, Inc, Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	101,279
100,000		Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 4.125%, 11/15/2025	101,601
		TOTAL	202,880
		Financial Institution - Insurance - Life—0.1%
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	203,777

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	$152,396
180,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	160,735
	TOTAL	516,908
	Financial Institution - Insurance - P&C—0.1%
300,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	283,753
45,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	45,770
155,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	157,180
	TOTAL	486,703
	Financial Institution - REIT - Apartment—0.0%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	191,448
	Financial Institution - REIT - Healthcare—0.1%
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	192,745
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	94,565
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	97,574
	TOTAL	384,884
	Financial Institution - REIT - Office—0.1%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	88,708
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	48,946
175,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	181,799
	TOTAL	319,453
	Financial Institution - REIT - Other—0.1%
335,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	344,459
	Financial Institution - REIT - Retail—0.0%
190,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	186,698
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	80,242
	TOTAL	266,940
	Technology—0.9%
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	105,279
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	61,118
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	121,531
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	201,257
350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	343,531
1,845,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,848,110
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	125,211
100,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	100,541
300,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	297,582
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	197,684
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	81,981
2,000,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,006,059
	TOTAL	5,489,884
	Transportation - Services—0.1%
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	197,428
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	137,353
	TOTAL	334,781
	Utility - Electric—0.3%
200,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	195,240
400,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	385,834
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	201,093

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	$307,112
140,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	136,727
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	109,048
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	62,909
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	305,826
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	238,579
140,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	139,471
		TOTAL	2,081,839
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	188,115
120,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	117,717
		TOTAL	305,832
		TOTAL CORPORATE BONDS (IDENTIFIED COST $31,540,764)	30,928,887
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Agency Commercial Mortgage-Backed Securities—0.4%
2,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045	2,028,735
390,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	384,383
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,374,271)	2,413,118
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.9%
		Commercial Mortgage—1.8%
810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	852,873
500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	531,924
1,500,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	1,562,747
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,602,284
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	2,098,149
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	998,763
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	603,634
1,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	1,490,706
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	1,014,196
		TOTAL	10,755,276
		Federal Home Loan Mortgage Corporation REMIC—0.1%
800,000		Federal Home Loan Mortgage Corp. REMIC, Series K070, Class A2, 3.303%, 11/25/2027	804,388
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,733,437)	11,559,664
		COMMON STOCKS—3.0%
		Auto Components—0.2%
31,103	[1]	American Axle & Manufacturing Holdings, Inc.	500,758
27,906		Goodyear Tire & Rubber Co.	551,981
2,660		Lear Corp.	404,506
		TOTAL	1,457,245
		Chemicals—0.1%
18,230	[1]	Axalta Coating Systems Ltd.	487,288
16,515	[1]	Koppers Holdings, Inc.	406,104
		TOTAL	893,392
		Commercial Services & Supplies—0.1%
12,245		Multi-Color Corp.	610,413

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Communications Equipment—0.1%
8,655	[1]	Lumentum Holdings, Inc.	$430,586
		Containers & Packaging—0.5%
44,380		Ardagh Group SA	577,828
11,360	[1]	Crown Holdings, Inc.	616,734
47,873		Graphic Packaging Holding Co.	583,093
29,746		Owens-Illinois, Inc.	592,540
11,873		WestRock Co.	443,813
		TOTAL	2,814,008
		Electronic Equipment Instruments & Components—0.2%
8,725	[1]	Anixter International, Inc.	511,983
5,113		CDW Corp.	480,060
33,070	[1]	TTM Technologies, Inc.	400,808
		TOTAL	1,392,851
		Equity Real Estate Investment Trusts (REITs)—0.1%
15,590		Gaming and Leisure Properties, Inc.	567,164
		Food Products—0.1%
18,120		B&G Foods, Inc., Class A	446,114
		Gas Utilities—0.1%
26,016		Suburban Propane Partners LP	564,807
		Health Care Providers & Services—0.1%
12,485	[1]	MEDNAX, Inc.	410,881
		Health Care Technology—0.0%
18,205	[1]	Inovalon Holdings, Inc.	239,214
		Hotels Restaurants & Leisure—0.1%
16,990		Aramark	514,797
24,600	[1]	Stars Group, Inc./The	408,852
		TOTAL	923,649
		Household Durables—0.1%
25,415		Newell Brands, Inc.	412,486
		Media—0.4%
25,035	[1]	Altice USA, Inc.	546,013
36,520		Emerald Expositions Events, Inc.	459,422
51,925		Entercom Communication Corp.	319,858
12,395		Sinclair Broadcast Group, Inc.	447,460
230,172	[1]	Urban One, Inc.	474,154
		TOTAL	2,246,907
		Metals & Mining—0.1%
21,220		Teck Resources Ltd.	476,177
		Oil Gas & Consumable Fuels—0.3%
18,480		Enviva Partners LP/Enviva Partners Finance Corp.	555,324
26,260	[1]	Jagged Peak Energy, Inc.	248,682
15,755	[1]	Parsley Energy, Inc.	285,796
18,125		Sunoco LP	543,387
21,125	[1]	WPX Energy, Inc.	260,683
		TOTAL	1,893,872
		Pharmaceuticals—0.1%
5,502	[1]	Mallinckrodt PLC	137,330

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Pharmaceuticals—continued
14,130	[1]	Prestige Consumer Healthcare, Inc.	$413,444
		TOTAL	550,774
		Specialty Retail—0.1%
41,102	[1]	Party City Holdco, Inc.	427,872
		Technology Hardware Storage & Peripherals—0.1%
7,705	[1]	Dell Technologies, Inc.	430,093
18,425	[1]	NCR Corp.	516,269
		TOTAL	946,362
		Textiles Apparel & Luxury Goods—0.1%
28,890		Hanesbrands, Inc.	537,065
		TOTAL COMMON STOCKS (IDENTIFIED COST $20,697,671)	18,241,839
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		U.S. TREASURY—1.6%
		U.S. Treasury Notes—1.6%
$9,950,900		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029 (IDENTIFIED COST $10,047,564)	10,043,412
		PURCHASED CALL OPTIONS—0.3%
19,800,000		Barclays GBP CALL/USD PUT, Notional Amount $19,800,000, Exercise Price $1.32, Expiration Date 4/16/2019	357,053
11,500,000		Credit Agricole EUR CALL/USD PUT, Notional Amount $11,500,000, Exercise Price $1.15, Expiration Date 4/11/2019	52,302
200		Russell 2000 Index, Notional Amount $31,511,000, Exercise Price $1,550.00, Expiration Date 4/18/2019	1,066,000
200		Russell 2000 Index, Notional Amount $31,511,000, Exercise Price $1,610.00, Expiration Date 4/18/2019	380,000
500		United States Treasury Note 10-Year Futures, Notional Amount $61,000,000, Exercise Price $123.50, Expiration Date 4/26/2019	93,750
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,645,911)	1,949,105
		PURCHASED PUT OPTIONS—0.1%
12,500,000		Bank of America Merrill Lynch GBP PUT/USD CALL, Notional Amount $12,500,000, Exercise Price $1.25, Expiration Date 4/18/2019	22,288
6,450,000		Barclays GBP PUT/USD CALL, Notional Amount $6,450,000, Exercise Price $1.29, Expiration Date 5/29/2019	57,927
200		Russell 2000 Index, Notional Amount $31,511,000, Exercise Price $1,400.00, Expiration Date 4/18/2019	90,000
500		United States Treasury Note 10-Year Futures, Notional Amount $61,000,000, Exercise Price $120.50, Expiration Date 3/22/2019	23,438
500		United States Treasury Note 10-Year Futures, Notional Amount $61,000,000, Exercise Price $121.00, Expiration Date 5/24/2019	210,937
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $631,240)	404,590
		INVESTMENT COMPANIES—87.5%
15,876,224		Emerging Markets Core Fund	152,570,513
14,605,923		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.55%[4]	14,610,305
8,602,964		Federated Mortgage Core Portfolio	82,760,514
45,857,538		High Yield Bond Portfolio	284,775,309
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $542,870,266)	534,716,641
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $621,544,524)	610,257,656
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	700,183
		TOTAL NET ASSETS—100%	$610,957,839

At February 28, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/5/2019	Bank of America N.A.	2,251,500 CAD	$1,710,684	$403
3/5/2019	Bank of America N.A.	21,769,300 NOK	$2,560,462	$(16,205)
5/8/2019	Barclays Bank PLC Wholesale	10,600,000 AUD	$7,530,770	$(4,026)
5/8/2019	Barclays Bank PLC Wholesale	6,629,450 CAD	$5,000,000	$45,811
5/8/2019	Barclays Bank PLC Wholesale	6,643,525 CAD	$5,000,000	$56,524
Contracts Sold:
3/5/2019	Bank of America N.A.	2,251,500 CAD	$1,699,598	$(11,489)
3/5/2019	Bank of America N.A.	21,769,300 NOK	$2,551,264	$7,008
3/7/2019	Morgan Stanley Capital Services Inc.	114,798,000 MXN	$6,000,000	$49,050
5/8/2019	Barclays Bank PLC Wholesale	10,600,000 AUD	$7,510,418	$(16,326)
5/20/2019	State Street Bank & Trust Co.	1,097,385,200 JPY	$10,000,000	$94,819
8/26/2019	State Street Bank & Trust Co.	2,600,000 EUR	$3,000,176	$(814)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$204,755
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $179,247 and $62,442, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Bond Long Futures	33	$4,767,469	June 2019	$(43,387)
[1]United States Treasury Note 2-Year Long Futures	100	$21,219,531	June 2019	$(11,162)
[1]United States Treasury Bond Ultra Long Futures	60	$9,575,625	June 2019	$(136,454)
[1]United States Treasury Note 5-Year Short Futures	250	$28,640,625	June 2019	$61,938
[1]United States Treasury Note 10-Year Short Futures	30	$3,660,000	June 2019	$14,229
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(114,836)
The average notional value of long and short futures contracts held by the Fund throughout the period was $34,615,727 and $19,012,617, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had the following open swap contract:
CREDIT DEFAULT SWAP
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2019[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Centrally Cleared Swap:
Credit Suisse International	CDX Index HY Series 31, Credit Default Swap	Buy	5.00%	12/20/2023	3.03%	$7,350,000	$459,375	$338,605	$120,770

At February 28, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
[1]Bank of America Merrill Lynch USD CALL/MXN PUT (Call-Option)	10,000,000	$10,000,000	May 2019	$19.75	$(142,010)
[1]Bank of New York GBP CALL/USD PUT (Call-Option)	13,100,000	$13,100,000	March 2019	$1.31	$(169,278)
1JPM EUR CALL/USD PUT (Call-Option)	11,400,000	$11,400,000	March 2019	$1.14	$(50,798)
[1]Russell 2000 Index (Call-Option)	200	$31,511,000	March 2019	$1,520.00	$(1,245,000)
[1]United States Treasury Bond Futures (Call-Option)	500	$72,235,000	March 2019	$143.00	$(906,250)
[1]United States Treasury Note 10-Year Futures (Call-Option)	500	$61,000,000	March 2019	$122.50	$(101,563)
[1]Bank of New York GBP PUT/USD CALL (Put-Option)	12,800,000	$12,800,000	March 2019	$1.28	$(13)
[1]Barclays USD PUT/MXN CALL (Put-Option)	20,000,000	$20,000,000	April 2019	$18.25	$(10,540)
1JPM EUR PUT/USD CALL (Put-Option)	11,200,000	$11,200,000	March 2019	$1.12	$(7,952)
[1]United States Treasury Bond Futures (Put-Option)	500	$72,235,000	March 2019	$144.00	$(328,125)
[1]United States Treasury Note 10-Year Futures (Put-Option)	500	$61,000,000	March 2019	$121.75	$(140,625)
(Premiums Received $2,656,646)					$(3,102,154)
The average market value of written put and call options held by the Fund throughout the period was $752,177 and $2,012,181, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $615,564 and $1,186,502, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts, Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
Affiliates	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2019	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Dividend/ Interest Income
Emerging Markets Core Fund	17,154,186	253,114	(1,531,076)	15,876,224	$152,570,513	$5,927,304	$759,843	$2,393,316
Federated Mortgage Core Portfolio	9,328,550	1,355,579	(2,081,165)	8,602,964	$82,760,514	$2,037,711	$(525,287)	$725,942
Federated Institutional Prime Value Obligations Fund, Institutional Shares	4,314,483	74,384,087	(64,092,647)	14,605,923	$14,610,305	$863	$4,829	$92,968
High Yield Bond Portfolio	45,215,669	972,448	(330,579)	45,857,538	$284,775,309	$7,217,207	$3,306	$4,361,524
TOTAL OF AFFILIATED TRANSACTIONS	76,012,888	76,965,228	(68,035,467)	84,942,649	$534,716,641	$15,183,085	$242,691	$7,573,750
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCORE financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	7-day net yield.

5	Assets, other than investments in securities, less liabilities.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$30,781,957	$146,930	$30,928,887
Commercial Mortgage-Backed Securities	—	2,413,118	—	2,413,118
Collateralized Mortgage Obligations	—	11,559,664	—	11,559,664
U.S. Treasury	—	10,043,412	—	10,043,412
Equity Securities:
Common Stocks
Domestic	16,154,365	—	—	16,154,365
International	2,087,474	—	—	2,087,474
Preferred Stocks
Domestic	—	—	400[1]	400
Purchased Call Options	1,539,750	409,355	—	1,949,105
Purchased Put Options	324,375	80,215	—	404,590
Investment Companies[2]	14,610,305	—	—	534,716,641
TOTAL SECURITIES	$34,716,269	$55,287,721	$147,330	$610,257,656
Other Financial Instruments
Assets:
Foreign Exchange Contracts	$—	$253,615	$—	$253,615
Futures	76,167	—	—	76,167
Swaps Contracts	—	459,375	—	459,375
Written Option Contracts	—	—	—	—
Liabilities:
Foreign Exchange Contracts	$—	$(48,860)	$—	$(48,860)
Futures	(191,003)	—	—	(191,003)
Swaps Contracts	—	—	—	—
Written Option Contracts	(2,721,563)	(380,591)	—	(3,102,154)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,836,399)	$283,539	$—	$(2,552,860)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $520,106,336 are measured at fair value using the NAV, per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
EUR	—Euro Currency
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019